Note 14 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
In millions, except per share amounts	March 31	June 30	September 30	December 31
2013
Operating revenues	$1,622	$816	$586	$1,228
Operating income	298	123	81	176
EBIT	303	130	88	174
Net income from continuing operations	163	51	27	85
Net income (loss) from discontinued operations, net of tax	1	(1)	1	4
Net income attributable to AGL Resources Inc.	153	50	27	78
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	1.31	0.42	0.23	0.65
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	1.30	0.42	0.23	0.65
2012
Operating revenues	$1,320	$606	$531	$1,123
Operating income	263	95	57	195
EBIT	267	104	62	201
Net income from continuing operations	140	37	9	99
Net income (loss) from discontinued operations, net of tax	(1)	(2)	-	4
Net income attributable to AGL Resources Inc.	131	36	9	95
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	1.12	0.30	0.08	0.80
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	1.12	0.30	0.08	0.80
2011
Operating revenues	$878	$375	$295	$771
Operating income	238	60	24	118
EBIT	239	62	25	121
Net income (loss) from continuing operations	134	19	(4)	37
Net income (loss) from discontinued operations, net of tax (1)	-	-	-	-
Net income (loss) attributable to AGL Resources Inc.	124	18	(3)	33
Basic earnings (loss) per common share attributable to AGL Resources Inc. common shareholders	1.60	0.23	(0.04)	0.37
Diluted earnings (loss) per common share attributable to AGL Resources Inc. common shareholders	1.59	0.23	(0.04)	0.37